World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	275,999,973.26	20,946
Yield Supplement Overcollateralization Amount at 07/31/15	2,811,156.50	0
Receivables Balance at 07/31/15	278,811,129.76	20,946
Principal Payments	13,629,235.99	459
Defaulted Receivables	510,661.25	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	2,583,800.83	0
Pool Balance at 08/31/15	262,087,431.69	20,461

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	28.14%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	11,793,934.43
Actual Overcollateralization	11,793,934.43

Weighted Average APR	3.43%
Weighted Average APR, Yield Adjusted	4.25%
Weighted Average Remaining Term	36.25

Delinquent Receivables:
Past Due 31-60 days	4,662,448.77	279
Past Due 61-90 days	1,378,220.22	93
Past Due 91 + days	272,357.55	23
Total	6,313,026.54	395

Total 31+ Delinquent as % Ending Pool Balance	2.41%

Recoveries	297,838.16

Aggregate Net Losses/(Gains) - August 2015	212,823.09
Current Net Loss Ratio (Annualized)	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.83%

Flow of Funds	$ Amount

Collections	14,712,134.42
Advances	1,078.45
Investment Earnings on Cash Accounts	1,364.52
Servicing Fee	(232,342.61)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,482,234.78

Distributions of Available Funds
(1) Class A Interest	148,661.27
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,492,542.77
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,793,934.43
(7) Distribution to Certificateholders	1,029,245.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,482,234.78

Servicing Fee	232,342.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 08/17/15	263,579,974.46
Principal Paid	13,286,477.20
Note Balance @ 09/15/15	250,293,497.26

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-3
Note Balance @ 08/17/15	149,688,974.46
Principal Paid	13,286,477.20
Note Balance @ 09/15/15	136,402,497.26
Note Factor @ 09/15/15	50.5194434%

Class A-4
Note Balance @ 08/17/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	94,934,000.00
Note Factor @ 09/15/15	100.0000000%

Class B
Note Balance @ 08/17/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	18,957,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	166,512.45
Total Principal Paid	13,286,477.20
Total Paid	13,452,989.65

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	79,834.12
Principal Paid	13,286,477.20
Total Paid to A-3 Holders	13,366,311.32

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1842174
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6992029
Total Distribution Amount	14.8834203

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2956819
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.2091748
Total A-3 Distribution Amount	49.5048567

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	112.34
Noteholders' Principal Distributable Amount	887.66

Account Balances	$ Amount

Advances
Balance as of 07/31/15	50,205.89
Balance as of 08/31/15	51,284.34
Change	1,078.45

Reserve Account
Balance as of 08/17/15	2,311,742.39
Investment Earnings	199.39
Investment Earnings Paid	(199.39)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39